Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Net income (loss)	$ 238	$ 107	$ 368	$ 330
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,060	1,049	1,059	1,047
Equity-classified shared-based awards (in shares)	9	14	8	14
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,069	1,063	1,067	1,061
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in dollars per share)	$ 0.22	$ 0.10	$ 0.35	$ 0.32
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in dollars per share)	$ 0.22	$ 0.10	$ 0.34	$ 0.31